Impairment of Loans Receivable and Gain on Debt Extinguishment	12 Months Ended
Dec. 31, 2025
Impairment of Loans Receivable and Gain on Debt Extinguishment [Abstract]
IMPAIRMENT OF LOANS RECEIVABLE AND GAIN ON DEBT EXTINGUISHMENT

NOTE 14 – IMPAIRMENT OF LOANS RECEIVABLE AND GAIN ON DEBT EXTINGUISHMENT

During the year ended December 31, 2024, the Company entered into a series of financing arrangements with Apollo (Apollo) totaling $16,400 (First through Fourth Apollo Loans). Management recorded a full allowance for credit losses on all Apollo Loans as of December 31, 2024, in accordance with ASC 326. Notwithstanding the impairment, the loans were contractually current and not in default. See Notes 1(A)(7) and 1(A)(8).

During the six months ended June 30, 2025, management reversed the full impairment allowance and reinstated the loan receivable at $6,525 thousand (7.5% of the management-assessed equity value of Apollo of $87,000 thousand at June 30, 2025) in accordance with ASC 310-10-35-23. No interest was charged during 2025. The reinstated receivable was presented net of a payable owed by the Company to Apollo of $2,247 thousand pursuant to ASC 210-20-45, giving a net carrying value of $4,278 thousand as reported in the Form 6-K filed December 30, 2025. On November 14, 2025, following the 98.01% shareholder vote in favor of the Merger at the Annual General Meeting, the closing condition in the Exchange Agreement ceased to be substantive and the exchange was recognized for accounting purposes. The Company derecognized the gross loan receivable of $6,525 thousand and recognized an equity investment in Apollo at cost of $6,525 thousand, being the carrying value of the consideration surrendered in a noncash exchange. No gain or loss was recognized on exchange; the estimated fair value of the equity received ($6,596,000) exceeded the carrying value by $71,000 (approximately 1.1%), which is not material. The Apollo payable of $2,247,000, previously netted against the loan receivable, was reclassified as a standalone liability on November 14, 2025 and reduced to $1,400,000 through settlements and reallocations of $847,000 during the second half of 2025. The Apollo equity investment is carried at $6,525,000 at December 31, 2025, accounted for under ASC 321 (Investments in Equity Securities) using the measurement alternative. See Note 9 for classification, measurement, and impairment assessment.

Composition:

	For the year ended December 31,
	2025	2024	2023

Impairment of loans receivable	-	16,487	-
Gain on debt extinguishment and conversion	(6,525)	-	-
Net	$(6,525)	$16,487	$-